Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000220710
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%	9.60%
Without Sales Load [Member] | C000220708
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%	9.31%
Without Sales Load [Member] | C000220709
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	9.78%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	12.69%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	12.69%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	12.69%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	10.31%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	10.31%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	10.31%